Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of carrying amount of assets not derecognised (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	€ 128	€ 149
Carrying amount of the related liabilities	128	149
Trade receivables
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	119	137
Carrying amount of the related liabilities	119	137
Receivables from financing activities
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	9	12
Carrying amount of the related liabilities	€ 9	€ 12